Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans and Allowance for Loan Losses
Note 4:	Loans and Allowance for Loan Losses

Classes of loans at December 31, include:

	2016	2015

Mortgage loans on real estate
Residential 1-4 family	$45,311,103	$47,395,344
Commercial	41,477,480	40,381,680
Agricultural	38,271,758	41,223,190
Home equity	11,606,002	11,691,545
Total mortgage loans on real estate	136,666,343	140,691,759

Commercial loans	21,617,744	25,453,058
Agricultural	14,649,622	16,102,856
Consumer	14,543,356	13,741,093
	187,477,065	195,988,766

Less
Net deferred loan fees	21,667	29,293
Allowance for loan losses	3,007,395	2,919,594

Net loans	$184,448,003	$193,039,879

The Company’s loan portfolio includes loan participations purchased from other institutions. The outstanding balance of these purchased loans totaled $11,960,699 and $11,696,320 as of December 31, 2016 and 2015, respectively. Participations purchased during the years ended December 31, 2016 and 2015 totaled $2,157,442 and $2,609,280, respectively.

The Company believes that sound loans are a necessary and desirable means of employing funds available for investment.  Recognizing the Company’s obligations to its depositors and to the communities it serves, authorized personnel are expected to seek to develop and make sound, profitable loans that resources permit and that opportunity affords.  The Company maintains lending policies and procedures designed to focus lending efforts on the types, locations, and duration of loans most appropriate for the business model and markets.  The Company’s principal lending activities include the origination of one-to four-family residential mortgage loans, multi-family loans, commercial real estate loans, agricultural loans, home equity lines of credits, commercial business loans, and consumer loans.  The primary lending market includes the Illinois counties of Morgan, Cass, Macoupin and Montgomery and the surrounding counties.  Generally, loans are collateralized by assets, primarily real estate, of the borrowers and guaranteed by individuals.  The loans are expected to be repaid from cash flows of the borrowers or from proceeds from the sale of selected assets of the borrowers.

Loan originations are derived from a number of sources such as real estate broker referrals, existing customers, builders, attorneys and walk-in customers.  Upon receipt of a loan application, a credit report is obtained to verify specific information relating to the applicant’s employment, income, and credit standing.  In the case of a real estate loan, an appraisal of the real estate intended to secure the proposed loan is undertaken by an independent appraiser approved by the Company.  A loan application file is first reviewed by a loan officer in the loan department who checks applications for accuracy and completeness, and verifies the information provided.  The financial resources of the borrower and the borrower’s credit history, as well as the collateral securing the loan, are considered an integral part of each risk evaluation prior to approval. All residential real estate loans are then verified by our loan risk management department prior to closing.  The board of directors has established individual lending authorities for each loan officer by loan type.  Loans over an individual officer’s lending limit must be approved by the officers’ loan committee consisting of the chairman of the board, president, chief lending officer and all lending officers, which meets three times a week, and has lending authority up to $750,000 depending on the type of loan.  Loans to borrowers with an aggregate principal balance over this limit, up to $1.0 million, must be approved by the directors’ loan committee, which meets weekly and consists of the chairman of the board, president, senior vice president, chief lending officer and at least two outside directors, plus all lending officers as non-voting members.  The board of directors approves all loans to borrowers with an aggregate principal balance over $1.0 million.  The board of directors ratifies all loans that are originated.  Once the loan is approved, the applicant is informed and a closing date is scheduled.  Loan commitments are typically funded within 45 days.

If the loan is approved, the borrower must provide proof of fire and casualty insurance on the property serving as collateral which insurance must be maintained during the full term of the loan; flood insurance is required in certain instances.  Title insurance is generally required on loans secured by real property.

One-to-Four Family Mortgage Loans - Historically, the primary lending origination activity has been one-to-four family, owner-occupied, residential mortgage loans secured by property located in the Company’s market area.  The Company generates loans through marketing efforts, existing customers and referrals, real estate brokers, builders and local businesses.  Generally, one-to-four family loan originations are limited to the financing of loans secured by properties located within the Company’s market area.

Fixed-rate one-to-four family residential mortgage loans are generally conforming loans, underwritten according to secondary market guidelines.  The Company generally originates both fixed- and adjustable-rate mortgage loans in amounts up to the maximum conforming loan limits established by the Federal Housing Finance Agency for the secondary market.

The Company originates for resale to the secondary market fixed-rate one-to-four family residential mortgage loans with terms of 15 years or more.  The fixed-rate mortgage loans amortize monthly with principal and interest due each month.  Residential real estate loans often remain outstanding for significantly shorter periods than their contractual terms because borrowers may refinance or prepay loans at their option.  The Company offers fixed-rate one-to-four family residential mortgage loans with terms of up to 30 years without prepayment penalty.

The Company currently offers adjustable-rate mortgage loans for terms ranging up to 30 years.  They generally offer adjustable-rate mortgage loans that adjust between one and five years on the anniversary date of origination.  Interest rate adjustments are up to two hundred basis points per year, with a cap of up to six hundred basis points on interest rate increases over the life of the loan.  In a rising interest rate environment, such rate limitations may prevent adjustable-rate mortgage loans from repricing to market interest rates, which would have an adverse effect on net interest income.  In the low interest rate environment that has existed over the past two years, the adjustable-rate portfolio has repriced downward resulting in lower interest income from this portion of the loan portfolio.  The Company has used different interest indices for adjustable-rate mortgage loans in the past such as the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one year, three years or five years.  The origination of fixed-rate mortgage loans versus adjustable-rate mortgage loans is monitored on an ongoing basis and is affected significantly by the level of market interest rates, customer preference, interest rate risk position and competitors’ loan products.

Adjustable-rate mortgage loans make the loan portfolio more interest rate sensitive and provides an alternative for those borrowers who meet the underwriting criteria, but are unable to qualify for a fixed-rate mortgage.  However, as the interest income earned on adjustable-rate mortgage loans varies with prevailing interest rates, such loans do not offer predictable cash flows in the same manner as long-term, fixed-rate loans.  Adjustable-rate mortgage loans carry increased credit risk associated with potentially higher monthly payments by borrowers as general market interest rates increase.  During periods of rising interest rates, the risk of delinquencies and defaults on adjustable-rate mortgage loans increases due to the upward adjustment of interest costs to the borrower, which may result in increased loan losses.

Residential first mortgage loans customarily include due-on-sale clauses, which gives the Company the right to declare a loan immediately due and payable in the event, among other things, that the borrower sells or otherwise disposes of the underlying real property serving as collateral for the loan.  Due-on-sale clauses are a means of increasing the interest rate on the mortgage portfolio during periods of rising interest rates.

When underwriting residential real estate loans, the Company reviews and verifies each loan applicant’s income and credit history.  Management believes that stability of income and past credit history are integral parts in the underwriting process.  Generally, the applicant’s total monthly mortgage payment, including all escrow amounts, is limited to 30% of the applicant’s total monthly income.  In addition, total monthly obligations of the applicant, including mortgage payments, should not generally exceed 43% of total monthly income.  Written appraisals are generally required on real estate property offered to secure an applicant’s loan.  For one-to-four family real estate loans with loan to value ratios of over 80%, private mortgage insurance is generally required. Fire and casualty insurance is also required on all properties securing real estate loans.  Title insurance may be required, as circumstances warrant.

The Company does not offer an “interest only” mortgage loan product on one-to-four family residential properties (where the borrower pays interest for an initial period, after which the loan converts to a fully amortizing loan).  They also do not offer loans that provide for negative amortization of principal, such as “Option ARM” loans, where the borrower can pay less than the interest owed on the loan, resulting in an increased principal balance during the life of the loan.  The Company does not offer a “subprime loan” program (loans that generally target borrowers with weakened credit histories typically characterized by payment delinquencies, previous charge-offs, judgments, bankruptcies, or borrowers with questionable repayment capacity as evidenced by low credit scores or high debt-burden ratios) or Alt-A loans (traditionally defined as loans having less than full documentation).

Commercial and Agricultural Real Estate Loans - The Company originates and purchases commercial and agricultural real estate loans.  Commercial and agricultural real estate loans are secured primarily by improved properties such as farms, retail facilities and office buildings, churches and other non-residential buildings.  The maximum loan-to-value ratio for commercial and agricultural real estate loans originated is generally 75%.  The commercial and agricultural real estate loans are generally written up to terms of five years with adjustable interest rates.  The rates are generally tied to the prime rate and generally have a specified floor.  Many of the adjustable-rate commercial real estate loans are not fully amortizing and therefore require a “balloon” payment at maturity.  The Company purchases from time to time commercial real estate loan participations primarily from outside the Company’s market area. All participation loans are approved following a review to ensure that the loan satisfies the underwriting standards.

Underwriting standards for commercial and agricultural real estate loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The income approach is primarily utilized to determine whether income generated from the applicant’s business or real estate offered as collateral is adequate to repay the loan.  There is an emphasis on the ratio of the property’s projected net cash flow to the loan’s debt service requirement (generally requiring a minimum ratio of 120%).  In underwriting a loan, the value of the real estate offered as collateral in relation to the proposed loan amount is considered.  Generally, the loan amount cannot be greater than 75% of the value of the real estate.  Written appraisals are usually obtained from either licensed or certified appraisers on all commercial and agricultural real estate loans in excess of $250,000. Creditworthiness of the applicant is assessed by reviewing a credit report, financial statements and tax returns of the applicant, as well as obtaining other public records regarding the applicant.

Loans secured by commercial and agricultural real estate generally involve a greater degree of credit risk than one-to-four family residential mortgage loans and carry larger loan balances.  This increased credit risk is a result of several factors, including the effects of general economic conditions on income producing properties and the successful operation or management of the properties securing the loans.  Furthermore, the repayment of loans secured by commercial and agricultural real estate is typically dependent upon the successful operation of the related business and real estate property.  If the cash flows from the project are reduced, the borrower’s ability to repay the loan may be impaired.

Commercial and Agricultural Business Loans - The Company originates commercial and agricultural business loans to borrowers located in the Company’s market area which are secured by collateral other than real estate or which can be unsecured.  Commercial business loan participations are also purchased from other lenders, which may be made to borrowers outside the Company’s market area.  Commercial and agricultural business loans are generally secured by accounts receivable, equipment, and inventory and generally are offered with adjustable rates tied to the prime rate or the average yield on U.S. Treasury securities, adjusted to a constant maturity of either one year, three years or five years and various terms of maturity generally from three years to five years.  Unsecured business loans are originated on a limited basis in those instances where the applicant’s financial strength and creditworthiness has been established.  Commercial and agricultural business loans generally bear higher interest rates than residential loans, but they also may involve a higher risk of default since their repayment is generally dependent on the successful operation of the borrower’s business.  Personal guarantees are generally obtained from the borrower or a third party as a condition to originating its business loans.

Underwriting standards for commercial and agricultural business loans include a determination of the applicant’s ability to meet existing obligations and payments on the proposed loan from normal cash flows generated in the applicant’s business.  Financial strength of each applicant is assessed through the review of financial statements and tax returns provided by the applicant.  The creditworthiness of an applicant is derived from a review of credit reports as well as a search of public records.  Business loans are periodically reviewed following origination.  Financial statements are requested at least annually and reviewed for substantial deviations or changes that might affect repayment of the loan.  Loan officers also visit the premises of borrowers to observe the business premises, facilities, and personnel and to inspect the pledged collateral. Underwriting standards for business loans are different for each type of loan depending on the financial strength of the applicant and the value of collateral offered as security.

Home Equity and Consumer Loans – The Company originates home equity and other consumer loans.  Home equity loans and lines of credit are generally secured by the borrower’s principal residence.  The maximum amount of a home equity loan or line of credit is generally 95% of the appraised value of a borrower’s real estate collateral including the amount of any prior mortgages or related liabilities.  Home equity loans and lines of credit are approved with both fixed and adjustable interest rates which are determined based upon market conditions. Such loans may be fully amortized over the life of the loan or have a balloon feature.  Generally, the maximum term for home equity loans is 10 years.

The principal types of other consumer loans offered are loans secured by automobiles, deposit accounts, and mobile homes.  Unsecured consumer loans are also generated.  Consumer loans are generally offered on a fixed-rate basis.  Automobile loans with maturities of up to 60 months are generally offered for new automobiles.  Loans secured by used automobiles will have maximum terms which vary depending upon the age of the automobile.  Automobile loans with a loan-to-value ratio below the greater of 80% of the purchase price or 100% of NADA loan value are generally originated, although the loan-to-value ratio may be greater or less depending on the borrower’s credit history, debt to income ratio, home ownership and other banking relationships with the Company.

Underwriting standards for consumer loans include a determination of the applicant’s credit history and an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan.  The stability of the applicant’s monthly income may be determined by verification of gross monthly income from primary employment, and additionally from any verifiable secondary income.  The length of employment with the borrower’s present employer is also considered, as well as the amount of time the borrower has lived in the local area. Creditworthiness of the applicant is of primary consideration; however, the underwriting process also includes a comparison of the value of the collateral in relation to the proposed loan amount.

Consumer loans entail greater risks than one-to-four family residential mortgage loans, particularly consumer loans secured by rapidly depreciating assets such as automobiles or loans that are unsecured.  Collateral repossessed after a default may not provide an adequate source of repayment of the outstanding loan balance because of damage, loss or depreciation.  Further, consumer loan payments are dependent on the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.  Such events would increase the risk of loss on unsecured loans.  Finally, the application of various Federal and state laws, including Federal and state bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans in the event of a default.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2016 and 2015:

	December 31, 2016
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$829,604	$917,526	$201,918	$386,620	$163,346	$149,253	$169,381	$101,946	$2,919,594
Provision charged to expense	14,683	112,411	(10,559)	(85,258)	4,123	22,273	50,016	12,311	120,000
Losses charged off	(38,171)	—	—	—	—	—	(43,777)	—	(81,948)
Recoveries	25,884	14,616	—	116	—	2,100	7,033	—	49,749
Balance, end of year	$832,000	$1,044,553	$191,359	$301,478	$167,469	$173,626	$182,653	$114,257	$3,007,395
Ending balance: individually evaluated for impairment	$304,922	$723,481	$—	$56,409	$—	$—	$—	$—	$1,084,812
Ending balance: collectively evaluated for impairment	$527,078	$321,072	$191,359	$245,069	$167,469	$173,626	$182,653	$114,257	$1,922,583

Loans:
Ending balance	$45,311,103	$41,477,480	$38,271,758	$21,617,744	$14,649,622	$11,606,002	$14,543,356	$—	$187,477,065
Ending balance: individually evaluated for impairment	$713,151	$1,658,323	$—	$155,067	$—	$54,011	$—	$—	$2,580,552
Ending balance: collectively evaluated for impairment	$44,597,952	$39,819,157	$38,271,758	$21,462,677	$14,649,622	$11,551,991	$14,543,356	$—	$184,896,513

	December 31, 2015
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$999,260	$855,463	$195,546	$421,809	$57,934	$205,577	$167,319	$53,356	$2,956,264
Provision charged to expense	(10,386)	29,238	6,372	(35,327)	105,412	(53,188)	49,289	48,590	140,000
Losses charged off	(199,392)	(27,464)	—	—	—	(13,724)	(53,249)	—	(293,829)
Recoveries	40,122	60,289	—	138	—	10,588	6,022	—	117,159
Balance, end of year	$829,604	$917,526	$201,918	$386,620	$163,346	$149,253	$169,381	$101,946	$2,919,594
Ending balance: individually evaluated for impairment	$176,079	$487,205	$—	$127,458	$—	$9,922	$—	$—	$800,664
Ending balance: collectively evaluated for impairment	$653,525	$430,321	$201,918	$259,162	$163,346	$139,331	$169,381	$101,946	$2,118,930

Loans:
Ending balance	$47,395,344	$40,381,680	$41,223,190	$25,453,058	$16,102,856	$11,691,545	$13,741,093	$—	$195,988,766
Ending balance: individually evaluated for impairment	$658,734	$1,598,530	$839,546	$277,628	$406,950	$58,340	$428	$—	$3,840,156
Ending balance: collectively evaluated for impairment	$46,736,610	$38,783,150	$40,383,644	$25,175,430	$15,695,906	$11,633,205	$13,740,665	$—	$192,148,610

There have been no changes to the Company’s accounting policies or methodology from the prior periods.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis is performed on all loans at origination.  In addition, lending relationships over $750,000 and watch list credits over $250,000 are reviewed annually by our independent loan review in order to verify risk ratings.  The Company uses the following definitions for risk ratings:

Special Mention – Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.  During the periods presented, none of our loans were classified as Doubtful.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of December 31, 2016 and 2015:

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2016	2015	2016	2015	2016	2015	2016	2015

Pass	$42,327,337	$44,120,334	$39,078,740	$37,628,385	$38,271,758	$40,383,644	$21,141,466	$25,117,982
Special Mention	1,016,025	1,323,266	429,877	454,194	—	839,546	100,234	51,196
Substandard	1,967,741	1,951,744	1,968,863	2,299,101	—	—	376,044	283,880

Total	$45,311,103	$47,395,344	$41,477,480	$40,381,680	$38,271,758	$41,223,190	$21,617,744	$25,453,058

	Agricultural Business		Home Equity		Consumer
	2016	2015	2016	2015	2016	2015

Pass	$13,845,865	$15,110,606	$10,790,377	$11,324,889	$14,361,125	$13,501,477
Special Mention	803,757	992,250	70,983	68,044	10,575	52,656
Substandard	—	—	744,642	298,612	171,656	186,960

Total	$14,649,622	$16,102,856	$11,606,002	$11,691,545	$14,543,356	$13,741,093

The following tables present the Company’s loan portfolio aging analysis as of December 31, 2016 and 2015:

	December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$237,783	$136,340	$544,425	$918,548	$44,392,555	$45,311,103	$—
Commercial real estate	—	16,273	—	16,273	41,461.207	41,477,480	—
Agricultural real estate	—	—	—	—	38,271,758	38,271,758	—
Commercial	—	41,474	13,309	54,783	21,562,961	21,617,744	—
Agricultural business	—	—	—	—	14,649,622	14,649,622	—
Home equity	151,482	—	—	151,482	11,454,520	11,606,002	—
Consumer	68,077	17,757	72,150	157,984	14,385,372	14,543,356	—

Total	$457,342	$211,844	$629,884	$1,299,070	$186,177,995	$187,477,065	$—

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$345,169	$77,588	$623,055	$1,045,812	$46,349,532	$47,395,344	$—
Commercial real estate	—	—	766,840	766,840	39,614,840	40,381,680	—
Agricultural real estate	—	—	—	—	41,223,190	41,223,190	—
Commercial	—	—	—	—	25,453,058	25,453,058	—
Agricultural business	—	—	—	—	16,102,856	16,102,856	—
Home equity	22,122	66,305	69,515	157,942	11,533,603	11,691,545	—
Consumer	183,526	5,972	6,031	195,529	13,545,564	13,741,093	—

Total	$550,817	$149,865	$1,465,441	$2,166,123	$193,822,643	$195,988,766	$—

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impairment is measured on a loan-by-loan basis by either the present value of the expected future cash flows, the loan’s observable market value, or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses.  Significant restructured loans are considered impaired in determining the adequacy of the allowance for loan losses.

The Company actively seeks to reduce its investment in impaired loans.  The primary tools to work through impaired loans are settlement with the borrowers or guarantors, foreclosure of the underlying collateral, or restructuring.

The Company will restructure loans when the borrower demonstrates the inability to comply with the terms of the loan, but can demonstrate the ability to meet acceptable restructured terms.  Restructurings generally include one or more of the following restructuring options; reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance, or other actions intended to maximize collection.  Significant restructured loans in compliance with modified terms are classified as impaired.

The following tables present impaired loans for the years ended December 31, 2016 and 2015:

	December 31, 2016
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$39,598	$39,598	$—	$41,880	$2,653	$2,888
Commercial real estate	120,172	120,172	—	272,557	13,499	14,061
Commercial	61,483	61,483	—	87,359	4,332	4,419
Home equity	54,011	54,011	—	54,067	3,670	3,871
Loans with a specific valuation allowance
1-4 Family	673,553	673,553	304,922	719,834	41,323	34,208
Commercial real estate	1,538,151	1,538,151	723,481	1,572,203	68,918	64,878
Commercial	93,584	93,584	56,409	165,473	7,580	7,814
Total:
1-4 family	713,151	713,151	304,922	761,714	43,976	37,096
Commercial real estate	1,658,323	1,658,323	723,481	1,844,760	82,417	78,939
Commercial	155,067	155,067	56,409	252,832	11,912	12,233
Home equity	54,011	54,011	—	54,067	3,670	3,871

Total	$2,580,552	$2,580,552	$1,084,812	$2,913,373	$141,975	$132,139

	December 31, 2015

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$111,166	$111,166	$—	$211,346	$12,248	$12,042
Commercial real estate	516,560	516,560	—	663,640	34,155	34,586
Agricultural real estate	839,546	839,546	—	864,705	43,335	44,885
Commercial	80,172	80,172	—	83,509	634	150
Agricultural business	406,950	406,950	—	307,729	11,403	808
Home equity	48,418	48,418	—	43,342	3,333	3,331
Consumer	428	428	—	1,160	78	82
Loans with a specific valuation allowance
1-4 Family	547,568	547,568	176,079	568,790	32,908	25,352
Commercial real estate	1,081,970	1,081,970	487,205	1,118,044	67,505	47,864
Commercial	197,456	197,456	127,458	269,496	11,517	11,139
Home equity	9,922	9,922	9,922	9,982	810	722
Total:
1-4 family	658,734	658,734	176,079	780,136	45,156	37,394
Commercial real estate	1,598,530	1,598,530	487,205	1,781,684	101,660	82,450
Agricultural real estate	839,546	839,546	—	864,705	43,335	44,885
Commercial	277,628	277,628	127,458	353,005	12,151	11,289
Agricultural business	406,950	406,950	—	307,729	11,403	808
Home equity	58,340	58,340	9,922	53,324	4,143	4,053
Consumer	428	428	—	1,160	78	82

Total	$3,840,156	$3,840,156	$800,664	$4,141,743	$217,926	$180,961

The following table presents the Company’s nonaccrual loans at December 31, 2016 and 2015. This table excludes performing troubled debt restructurings.

	2016	2015

1-4 family	$590,514	$911,283
Commercial real estate	708,922	840,449
Agricultural real estate	—	—
Commercial	16,561	9,314
Agricultural business	—	—
Home equity	49,542	118,502
Consumer	164,472	141,605

Total	$1,530,011	$2,021,153

At December 31, 2016 and 2015, the Company had a number of loans that were modified in troubled debt restructurings (TDR’s) and impaired. The modification of terms of such loans included one or a combination of the following: an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of December 31, 2016 and 2015.

	2016	2015

1-4 family	$836,867	$723,421
Commercial real estate	1,362,088	1,708,013
Agricultural real estate	—	—
Commercial	245,710	57,783
Agricultural business	—	—
Home equity	6,009	10,897
Consumer	81,880	109,340

Total	$2,532,554	$2,609,454

The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of December 31, 2016 and 2015.

	2016	2015

1-4 family	$666,744	$526,004
Commercial real estate	1,362,088	941,173
Agricultural real estate	—	—
Commercial	245,710	57,783
Agricultural business	—	—
Home equity	6,009	10,897
Consumer	57,540	86,255

Total	$2,338,091	$1,622,112

The following table presents loans modified as troubled debt restructurings during the years ended December 31, 2016 and 2015.

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	1	$40,395	1	$98,246
Commercial real estate	1	708,922	2	524,432
Agricultural real estate	—	—	—	—
Commercial	1	217,725	—	—
Agricultural business	—	—	—	—
Home equity	—	—	1	1,431
Consumer	—	—	5	76,691

Total	3	$967,042	9	$700,800

2016 Modifications

The Company modified a one-to-four family residential real estate loan, with a recorded investment of $40,395, which was deemed a TDR. The loan was restructured to combine three loans and capitalize delinquent real estate taxes. The Company modified one commercial real estate loan with a total recorded balance of $708,922, which was deemed a TDR. The loan was restructured after bankruptcy to extend the term, lower the rate, and capitalize the interest to a second note. The Company modified one commercial loan with a total recorded balance of $217,725, which was deemed a TDR. The loan was modified to allow for interest only payments for four months. The modifications did not result in a write-off of the principal balance nor was there a significant difference between the pre modification balance and the post modification balance.

2015 Modifications

The Company modified one one-to-four family residential real estate loan, with a recorded investment of $98,246, which was deemed a TDR. The loan was a restructure of delinquent loans into a workout. The Company modified two commercial real estate loans with a total recorded balance of $524,432, which were deemed TDRs. One loan was restructured to capitalize force placed insurance. The other loan was restructured to increase the amortization period of the loan. The Company modified one home equity loan with a recorded investment of $1,431, which was deemed a TDR. The modification was made to extend the term and lower the payment amount. The Company modified five consumer loans with a recorded investment of $76,691, which were deemed TDRs. The modifications were made to extend the payment schedules between two and four months. The modifications did not result in a reduced interest rate or a write-off of the principal balance nor was there a significant difference between the pre modification balance and the post modification balance.

TDRs with Defaults

Management considers the level of defaults within the various portfolios when evaluating qualitative adjustments used to determine the adequacy of the allowance for loan losses. During the year ended December 31, 2016, three residential real estate loans of $170,123 were considered TDRs in default as they were more than 90 days past due at December 31, 2016. In addition, one commercial real estate loan of $708,922, one commercial loan of $3,252, and two consumer loans of $76,106 were considered TDRs in default as they were in a nonaccrual status but are performing in accordance with their modified terms.

During the year ended December 31, 2015, three residential real estate loans of $197,417 and one commercial real estate loan of $766,840 were considered TDRs defaulted as they were more than 90 days past due at December 31, 2015. In addition, three residential real estate loans of $211,262, one commercial real estate loan of $30,021, two commercial loans of $9,314, one home equity loan of $1,431, and one consumer loan of $63,183 were considered TDRs defaulted as they were in a nonaccrual status but are performing in accordance with their modified terms.

At December 31, 2016 and 2015, the balance of real estate owned was $0 and $217,101, respectively, with foreclosed residential real estate properties recorded as a result of obtaining physical possession of the property. At December 31, 2016 and 2015, the recorded investment of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process is $143,634 and $188,438, respectively.